SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
SUBSEQUENT EVENTS
i	Convertible Promissory Notes Converted
During July 2018, the Company issued 12,871,590 shares pursuant to the conversion of certain Convertible Promissory Notes.